STATEMENT OF SHAREHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 01, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 01, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 633	24,367		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		6,325,000
Proceeds allocated to public warrants, net of offering costs			10,374,045		10,374,045
Proceeds allocated to Rights, net of offering costs			9,539,354		9,539,354
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs	$ 80		7,980,956		7,981,036
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs (in shares)	800,000
Accretion of Class A ordinary shares subject to redemption amount			$ (27,918,722)	(6,510,444)	(34,429,166)
Net income (loss)				(110,338)	(110,338)
Balance at the end at Dec. 31, 2021	$ 80	$ 633		(6,620,782)	(6,620,069)
Balance at the end (in shares) at Dec. 31, 2021	800,000	6,325,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares subject to redemption amount				(3,818,611)	(3,818,611)
Net income (loss)				2,319,152	2,319,152
Balance at the end at Dec. 31, 2022	$ 80	$ 633		$ (8,120,241)	$ (8,119,528)
Balance at the end (in shares) at Dec. 31, 2022	800,000	6,325,000